SCHEDULE OF LEASE EXPENSES AND SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Leases
Operating lease cost	$ 197,511	$ 150,385	$ 330,671	$ 126,302
Cash paid for amounts included in the measurement of lease liabilities	$ 36,000		$ 338,389	$ 356,441
Weighted average remaining lease term - operating leases (in years)	2 years 2 months 8 days	1 year 3 months	6 years 6 months 25 days	1 year 9 months
Average discount rate - operating lease	4.75%	4.75%	7.00%	4.75%